TAXES	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 9 – TAXES

(a) Corporate Income Taxes (“CIT”)

Dogness is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Under Hong Kong tax laws, subsidiaries in Hong Kong are subject to statutory income tax rate at 16.5% if revenue is generated in Hong Kong and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In October 2015, Dongguan Jiasheng, the Company’s main operating subsidiary in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% from 2015 to 2023. The certificate is subject to further renewal.

EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate the local economy. The corporate income taxes for the six months ended December 31, 2021 and 2020 were reported at a reduced rate of 15% as a result of Dongguan Jiasheng being approved as HNTE. The impact of the tax holidays noted above decreased foreign taxes by $100,210, $117,514 and $Nil for the years ended June 30, 2022, 2021 and 2020, respectively. The benefit of the tax holidays on net income (loss) per share (basic and diluted) was $0.00, $0.00 and $Nil for the years ended June 30, 2022, 2021 and 2020, respectively. As of June 30, 2022 all of the Company’s tax returns of its PRC subsidiaries, Hong Kong subsidiaries and U.S subsidiary remain open for statutory examination by relevant tax authorities.

The following table reconciles the statutory rate to the Company’s effective tax:

	For the Years Ended June 30,
	2022	2021	2020
Income tax expense computed based on PRC statutory rate	$59,567	$485,121	$(2,093,097)
Effect of rate differential for Hong Kong and other outside PRC entities	(223,665)	(173,905)	(24,016)
Effect of PRC preferential tax rate	100,210	(117,514)	515,416
Change in valuation allowance	444,323	(223,729)	1,635,324
Surcharge on unpaid income tax	-	669,650	-
Income tax payable reserved	(3,163,806)	-	-
Permanent difference	5,503	30,030	130,910
Refund of prior years’ tax	-	(28,193)	-
Effective tax	$(2,777,868)	$641,460	$164,537

The provision for income tax consists of the following:

	For the Years Ended June 30,
	2022	2021	2020
Current income tax (benefit) expense	$(2,659,444)	$1,119,776	$25,423
Deferred income tax (benefit) expense	(118,424)	(478,316)	139,114
Total income tax (benefit) expense	$(2,777,868)	$641,460	$164,537

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – TAXES (continued)

The Company’s deferred tax assets consist of the following:

	As of June 30, 2022	As of June 30, 2021

Deferred tax assets:
Net operating losses	$1,828,369	$1,223,699
Assets impairment reserve	451,538	471,634
Depreciation and others	(45,537)	56,642
Valuation allowance	(1,535,331)	(1,146,317)
Deferred tax assets, net	$699,039	$605,658

(b) Taxes Payable

The Company’s taxes payable consists of the following:

	As of June 30, 2022	As of June 30, 2021

Corporate income tax payable	$1,536,225	$4,256,487
Other tax payable	21,436	186,705
Total taxes payable	$1,557,661	$4,443,192

The Company may be subject to challenges from various PRC taxing authorities regarding the amounts of taxes due, although the Company’s management believes the Company has paid or accrued for all taxes owed by the Company. As of June 30, 2022 and 2021, the Company had accrued (before adjustment) total income tax liabilities of approximately $4.6 million and $4.3 million, respectively. According to PRC taxation regulation and administrative practice and procedures, the statute of limitation on tax authority’s audit or examination of previously filed tax returns expires three years from the date they were filed. The Company also obtained a written statement from the local tax authority that no additional taxes are due as of June 30, 2022. Based on these facts, the Company reversed the accrued tax liabilities in the total amount of approximately $3.0 million (or RMB20,424,826) relating to the tax liabilities accrued for the period from fiscal 2016 to fiscal 2018, resulting in the decrease of accrued income tax liabilities from approximately $4.6 million to approximately $1.5 million as of June 30, 2022. The Company continues to discuss with the local tax authority to try to settle the remaining tax liabilities as soon as practicable, mostly related to its unpaid income tax and business tax.

Due to uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with the interest and penalties on these unpaid tax balances. The final outcome of this tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation.